Goodwill and intangible assets - Summary of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 1,201	€ 1,137
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	279	269
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 922	€ 868